Finance Lease Liability (Tables)	12 Months Ended
Dec. 31, 2025
Finance Lease Liability [Abstract]
Schedule of Maturities of Loan	Maturities of the loan for the remaining years are as follows:
Year ending December 31,
2026	$15,972
2027	16,670
2028	11,499
Total	$44,141